Shareholders' Equity - Earnings Per Share (Details) - SEK (kr) kr / shares in Units, kr in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Shareholders' Equity
Loss per share before and after dilution (SEK)	kr (3.62)	kr (3.22)	kr (7.57)	kr (5.84)	kr (9.84)
Weighted-average number of shares outstanding for the period, before and after dilution	53,190,170	49,941,584	52,788,020	49,941,584	50,829,255
Reserves for translation from foreign operations	kr 31,269	kr (3,997)	kr 30,069	kr 2,280	kr (20,111)